Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year	$ 7,605	$ 24,995	$ 36,755
Adjustments for:
Pension and medical benefits	2,934	1,542	1,228
Results of equity-accounted investments	627	304	(251)
Depreciation, depletion and amortization	12,479	13,280	13,218
Impairment of assets (reversals), net	1,531	2,680	1,315
Inventory write down (write-back) to net realizable value	(42)	(7)	11
Allowance for credit loss on trade and other receivables, net	260	40	65
Exploratory expenditure write-offs	482	421	691
Gain on disposal/write-offs of assets	(228)	(1,295)	(1,144)
Foreign exchange, indexation and finance charges	15,407	2,498	4,557
Income taxes	3,537	10,401	16,770
Revision and unwinding of discount on the provision for decommissioning costs	3,584	2,052	745
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation			(1)
Results from co-participation agreements in bid areas	(259)	(284)	(4,286)
Early termination and cash outflows revision of lease agreements	(349)	(415)	(629)
Losses with legal, administrative and arbitration proceedings, net	996	797	1,362
Decrease (Increase) in assets
Trade and other receivables	1,822	88	355
Inventories	(295)	1,564	(1,217)
Judicial deposits	229	(1,723)	(1,709)
Other assets	(165)	324	(413)
Increase (Decrease) in liabilities
Trade payables	986	(954)	(359)
Other taxes payable	(2,988)	(431)	(2,441)
Pension and medical benefits	(1,001)	(927)	(2,130)
Provisions for legal proceedings	(467)	(591)	(380)
Other employee benefits	(80)	356	(182)
Provision for decommissioning costs	(977)	(902)	(602)
Other liabilities	(737)	(569)	(95)
Income taxes paid	(6,907)	(10,032)	(11,516)
Net cash provided by operating activities	37,984	43,212	49,717
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(14,644)	(12,114)	(9,581)
Acquisition of equity interests	(22)	(24)	(27)
Proceeds from disposal of assets - Divestment	863	3,606	4,846
Financial compensation from co-participation agreements	397	391	7,284
Investment in marketable securities	(109)	98	(3,328)
Dividends received	146	88	374
Net cash used in investing activities	(13,369)	(7,955)	(432)
Cash flows from financing activities
Changes in non-controlling interest	(84)	1	63
Proceeds from finance debt	2,129	2,210	2,880
Repayment of principal - finance debt	(6,536)	(4,193)	(9,334)
Repayment of interest - finance debt	(1,918)	(1,978)	(1,850)
Repayment of lease liability	(7,895)	(6,286)	(5,430)
Dividends paid to Shareholders of Petrobras	(18,327)	(19,670)	(37,701)
Share repurchase program	(380)	(735)
Dividends paid to non-controlling interests	(77)	(49)	(81)
Net cash used in financing activities	(33,088)	(30,700)	(51,453)
Effect of exchange rate changes on cash and cash equivalents	(983)	174	(316)
Net change in cash and cash equivalents	(9,456)	4,731	(2,484)
Cash and cash equivalents at the beginning of the year	12,727	7,996	10,480
Cash and cash equivalents at the end of the year	$ 3,271	$ 12,727	$ 7,996